Property and equipment, net	9 Months Ended
Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Property and equipment, net
4.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following (in thousands):

	December 31,		September 30, 2017
	2015	2016
			(unaudited)
Land	$1,214	$1,120	$1,169
Equipment	3,218	3,955	5,044
Furniture and fixtures	429	836	990
Computer hardware	228	338	1,269
Leasehold improvements	581	948	1,344
Construction in process	1,598	670	2,371

Property and equipment, gross	7,268	7,867	12,187
Less: accumulated depreciation	(979)	(2,057)	(3,363)

Property and equipment, net	$6,289	$5,810	$8,824

Depreciation expense amounted to $0.5 million and $1.2 million for the years ended December 31, 2015 and 2016 and $0.8 million and $1.4 million for the nine months ended September 30, 2016 and 2017, respectively.